Portfolio of Investments
Columbia International Dividend Income Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Canada 7.8%
Brookfield Asset Management, Inc.	192,639	7,780,023
Canadian National Railway Co.	40,645	4,256,348
Manulife Financial Corp.	500,983	8,536,809
Suncor Energy, Inc.	402,186	6,432,127
TC Energy Corp.	183,044	8,052,132
Total		35,057,439
China 4.6%
NetEase, Inc., ADR	96,435	8,714,831
Ping An Insurance Group Co. of China Ltd., Class H	1,010,000	11,879,163
Total		20,593,994
Denmark 1.4%
Novo Nordisk A/S, Class B	65,511	4,390,737
Tryg AS	70,000	2,030,768
Total		6,421,505
Finland 1.0%
UPM-Kymmene OYJ	144,108	4,728,513
France 5.3%
BNP Paribas SA(a)	107,856	5,490,003
L’Oreal SA	13,084	4,816,170
Schneider Electric SE	57,131	7,959,810
VINCI SA	56,492	5,739,436
Total		24,005,419
Germany 9.3%
Adidas AG(a)	17,954	5,729,908
Deutsche Telekom AG, Registered Shares	669,196	12,081,387
E.ON SE	735,961	7,963,457
Evonik Industries AG	225,325	6,799,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	34,348	9,517,864
Total		42,092,514
Hong Kong 3.0%
Hong Kong Exchanges and Clearing Ltd.	133,100	6,610,669
Sands China Ltd.	1,677,600	6,856,570
Total		13,467,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.5%
PT Bank Rakyat Indonesia Persero Tbk	30,904,300	8,938,314
PT Telekomunikasi Indonesia Persero Tbk	29,059,300	6,641,685
Total		15,579,999
Ireland 1.9%
CRH PLC	221,880	8,727,242
Japan 8.0%
Japan Exchange Group, Inc.	128,300	3,174,088
Nintendo Co., Ltd.	10,900	6,184,467
Rohm Co., Ltd.	78,100	6,494,164
Tokio Marine Holdings, Inc.	64,500	3,193,882
Tokyo Electron Ltd.	20,600	7,000,990
Toyota Motor Corp.	147,400	9,948,077
Total		35,995,668
Jersey 0.7%
Amcor PLC	295,386	3,291,965
Netherlands 5.8%
Akzo Nobel NV	64,730	6,854,296
ING Groep NV(a)	361,054	3,511,870
Koninklijke Philips NV(a)	131,207	6,761,545
Unilever NV	146,692	8,892,566
Total		26,020,277
Norway 1.4%
Equinor ASA	403,870	6,287,092
Singapore 2.1%
DBS Group Holdings Ltd.	508,100	9,478,906
South Korea 4.7%
Samsung Electronics Co., Ltd.	348,459	21,005,371
Spain 4.0%
Iberdrola SA	683,318	9,380,398
Industria de Diseno Textil SA	267,425	8,877,008
Total		18,257,406
Sweden 2.1%
Sandvik AB(a)	426,993	9,630,015
Columbia International Dividend Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia International Dividend Income Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 10.6%
Nestlé SA, Registered Shares	116,459	13,045,098
Novartis AG, ADR	137,564	12,494,938
Roche Holding AG, Genusschein Shares	22,862	7,508,957
SGS SA, Registered Shares	2,889	8,250,054
TE Connectivity Ltd.	56,864	6,480,790
Total		47,779,837
Taiwan 6.1%
Eclat Textile Co., Ltd.	504,000	7,068,043
MediaTek, Inc.	229,000	5,655,142
Taiwan Semiconductor Manufacturing Co., Ltd.	862,000	14,672,818
Total		27,396,003
United Kingdom 16.1%
Anglo American PLC	402,257	11,713,665
BAE Systems PLC	1,252,733	8,357,989
British American Tobacco PLC	161,597	5,688,582
BT Group PLC	3,106,263	4,808,220
Diageo PLC	214,463	8,255,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Experian PLC	117,324	4,156,777
GlaxoSmithKline PLC	435,136	7,897,640
Linde PLC	17,205	4,387,412
Prudential PLC	414,044	6,367,056
Reckitt Benckiser Group PLC	86,004	7,507,081
RELX PLC	147,720	3,428,993
Total		72,569,384
Total Common Stocks (Cost $407,288,968)		448,385,788

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	4,994,973	4,994,474
Total Money Market Funds (Cost $4,994,474)		4,994,474
Total Investments in Securities (Cost $412,283,442)		453,380,262
Other Assets & Liabilities, Net		(2,256,833)
Net Assets		$451,123,429

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	—	38,252,637	(33,258,163)	—	4,994,474	(1,188)	2,347	4,994,973
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia International Dividend Income Fund | Quarterly Report 2020

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